Supplement dated August 14, 2009

to the
Class A Shares, Class B Shares and Class C Shares Prospectus
dated December 30, 2008,
as supplemented January 6, 2009

VAN KAMPEN CORPORATE BOND FUND

The Prospectus is hereby supplemented as follows:

1)  The section entitled “Investment Advisory Services — Investment Subadviser” is hereby deleted in its entirety.

2)  The first paragraph of the section entitled “Investment Advisory Services — Portfolio Management” is hereby deleted in its entirety and replaced with the following:

The Fund is managed by members of the Adviser’s Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Christian G. Roth, a Managing Director of the Adviser, Joseph Mehlman, an Executive Director of the Adviser, and Virginia Keehan, a Vice President of the Adviser.

3)  Effective September 14, 2009, the first sentence of the seventh paragraph of the section entitled “Purchase of Shares — How to Buy Shares” is hereby deleted in its entirety and replaced with the following:

Except as described below, the minimum initial investment amount when establishing a new account with the Fund is $1,000 for each class of shares for regular accounts and retirement accounts; and $50 for each class of shares for accounts participating in a systematic investment program established directly with the Fund.

4)  The information pertaining to “Investment Subadviser” in the “For More Information” section is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CORPSPT 8/09

VAN KAMPEN CORPORATE BOND FUND

Supplement dated August 14, 2009
to the
Class I Shares Prospectus
dated December 30, 2008, as supplemented January 6, 2009

The Prospectus is hereby supplemented as follows:

1)  The section entitled “Investment Advisory Services — Investment Subadviser” is hereby deleted in its entirety.

2)  The first paragraph of the section entitled “Investment Advisory Services — Portfolio Management” is hereby deleted in its entirety and replaced with the following:

The Fund is managed by members of the Adviser’s Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Christian G. Roth, a Managing Director of the Adviser, Joseph Mehlman, an Executive Director of the Adviser, and Virginia Keehan, a Vice President of the Adviser.

3)  The information pertaining to “Investment Subadviser” in the “For More Information” section is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CORPSPT I 8/09

VAN KAMPEN CORPORATE BOND FUND

Supplement dated August 14, 2009
to the
Statement of Additional Information
dated December 30, 2008, as supplemented January 6, 2009

The Statement of Additional Information is hereby supplemented as follows:

1)  The second sentence of the second paragraph of the section entitled “GENERAL INFORMATION” is hereby deleted in its entirety.

2)  The fifth sentence of the second paragraph of the section entitled “GENERAL INFORMATION” is hereby deleted in its entirety.

3)  The eleventh paragraph of the section entitled “GENERAL INFORMATION” is hereby deleted in its entirety.

4)  All references to “subadviser” are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CORPSPTSAI 8/09